UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Chesapeake Asset Management LLC

Address:    One Rockefeller Plaza
            Suite 1210
            New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Cathaleen Lindsay
Title:      13F Compliance Officer
Phone:      (212) 218-4040

Signature, Place and Date of Signing:


/s/ Cathaleen Lindsay              New York, NY                  May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       72

Form 13F Information Table Value Total:   $138,399

                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7   COLUMN 8

                                                            VALUE     SHRS OR SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)   PRN AMT PRN CALL  DISCRETION  MNGRS  SOLE    SHARED NONE
--------------                --------------     -----      -------   ------- --- ----  ----------  -----  ----    ------ ----
3M CO                               COM         88579Y101   332       3,549             Sole                     0          3,549
AT&T INC                            COM         00206R102   499      16,293             Sole                     0         16,293
AFLAC INC                           COM         001055102  6284     119,057             Sole                54,824         64,233
AMR CORP                            COM         001765106  5877     909,725             Sole               337,300        572,425
ANADARKO PETE CORP                  COM         032511107  3498      42,700             Sole                 8,975         33,725
APPLE INC                           COM         037833100  7359      21,115             Sole                 9,245         11,870
AQUA AMERICA INC                    COM         03836W103   687      30,000             Sole                30,000              0
ARCHER DANIELS MIDLAND CO           COM         039483102  2398      66,593             Sole                52,492         14,101
ASHLAND INC NEW                     COM         044209104   207       3,585             Sole                 3,585              0
BJS WHOLESALE CLUB INC              COM         05548J106  1781      36,487             Sole                18,276         18,211
BAKER HUGHES INC                    COM         057224107  5031      68,516             Sole                44,800         23,716
CARNIVAL CORP                    PAIRED CTF     143658300   480      12,500             Sole                 8,000          4,500
CELGENE CORP                        COM         151020104  1788      31,050             Sole                18,500         12,550
CHUBB CORP                          COM         171232101  1055      17,200             Sole                14,300          2,900
CHURCH & DWIGHT INC                 COM         171340102   581       7,326             Sole                   400          6,926
COOPER COS INC                    COM NEW       216648402   223       3,206             Sole                 3,206              0
CORNING INC                         COM         219350105   458      22,220             Sole                20,000          2,220
CSX CORP                            COM         126408103   204       2,600             Sole                     0          2,600
DELTA AIR LINES INC DEL             COM         247361702  1713     174,766             Sole                37,400        137,366
DIAGEO P L C                    SPON ADR NEW    25243Q205   249       3,266             Sole                 1,900          1,366
DIAMOND OFFSHORE DRILLING IN        COM         25271C102  2712      34,900             Sole                 7,400         27,500
DISH NETWORK CORP                   CL A        25470M109   488      20,042             Sole                20,000             42
DISNEY WALT CO                   COM DISNEY     254687106   774      17,966             Sole                 9,000          8,966
DU PONT E I DE NEMOURS & CO         COM         263534109   321       5,844             Sole                     0          5,844
ECHOSTAR CORP                       CL A        278768106   268       7,070             Sole                 6,100            970
E M C CORP MASS                     COM         268648102  2247      84,590             Sole                18,000         66,590
ERICSSON L M TEL CO             ADR B SEK 10    294821608   998      77,600             Sole                35,960         41,640
EXXON MOBIL CORP                    COM         30231G102  3073      36,523             Sole                     0         36,523
FREEPORT-MCMORAN COPPER & GO        COM         35671D857  1775      31,590             Sole                15,900         15,690
GENERAL ELECTRIC CO                 COM         369604103  1557      77,677             Sole                23,700         53,977
HESS CORP                           COM         42809H107   307       3,600             Sole                     0          3,600
HEWLETT PACKARD CO                  COM         428236103  2003      48,900             Sole                26,000         22,900
HUMAN GENOME SCIENCES INC           COM         444903108  2691      98,050             Sole                23,700         74,350
INDIA FD INC                        COM         454089103  3779     114,700             Sole                24,700         90,000
INFORMATICA CORP                    COM         45666Q102  3215      61,600             Sole                13,250         48,350
INTEL CORP                          COM         458140100  1949      96,575             Sole                46,800         49,775
INTERNATIONAL BUSINESS MACHS        COM         459200101  2016      12,360             Sole                10,100          2,260
ISHARES INC                    MSCI AUSTRALIA   464286103  2619      98,400             Sole                21,600         76,800
ISHARES INC                     MSCI BRAZIL     464286400  2093      27,000             Sole                 5,900         21,100
ISHARES TR                     BARCLYS 20+ YR   464287432  2805      30,450             Sole                17,500         12,950
JPMORGAN CHASE & CO                 COM         46625H100  1814      39,357             Sole                30,000          9,357
KIMCO RLTY CORP                     COM         49446R109  4827     263,220             Sole                52,900        210,320
LOCKHEED MARTIN CORP                COM         539830109  1026      12,760             Sole                 2,000         10,760
MARKET LEADER INC                   COM         57056R103    31      12,471             Sole                12,471              0
MEDCO HEALTH SOLUTIONS INC          COM         58405U102   425       7,576             Sole                 3,350          4,226
MERCK & CO INC NEW                  COM         58933Y105  3352     101,531             Sole                59,500         42,031
MICROSOFT CORP                      COM         594918104  3657     144,039             Sole                63,000         81,039
MOSAIC CO                           COM         61945A107  3217      40,850             Sole                 8,700         32,150
MOTOROLA SOLUTIONS INC            COM NEW       620076307   255       5,710             Sole                 1,906          3,804
NETAPP INC                          COM         64110D104  3002      62,350             Sole                13,450         48,900
NEWS CORP                           CL B        65248E 203  372      20,000             Sole                20,000              0
PEPSICO INC                         COM         713448108  1213      18,827             Sole                15,000          3,827
PFIZER INC                          COM         717081103   384      18,906             Sole                     0         18,906
PITNEY BOWES INC                    COM         724479100   235       9,133             Sole                 9,000            133
PROCTER & GAMBLE CO                 COM         742718109   309       5,017             Sole                     0          5,017
PROSHARES TR                   PSHS ULTRA QQQ   74347R206  2375      26,400             Sole                 5,800         20,600
PROSHARES TR                  PSHS ULSHT SP500  74347R883  1888      90,250             Sole                56,000         34,250
QUALCOMM INC                        COM         747525103  4575      83,445             Sole                32,750         50,695
ROYAL BK CDA MONTREAL QUE           COM         780087102   448       7,232             Sole                 7,232              0
ROYAL DUTCH SHELL PLC           SPONS ADR A     780259206  3161      43,383             Sole                16,600         26,783
SANDISK CORP                        COM         80004C101   461      10,000             Sole                10,000              0
SCHLUMBERGER LTD                    COM         806857108  2984      32,000             Sole                14,600         17,400
SPDR GOLD TRUST                   GOLD SHS      78463V107   923       6,600             Sole                 3,850          2,750
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506  3581      44,900             Sole                 9,800         35,100
SUPERIOR ENERGY SVCS INC            COM         868157108  3268      79,700             Sole                17,600         62,100
TELEFONICA S A                 SPONSORED ADR    879382208  1652      65,516             Sole                35,490         30,026
TOOTSIE ROLL INDS INC               COM         890516107   593      20,913             Sole                10,207         10,706
TRANSOCEAN LTD                      COM         H8817H100   216       2,768             Sole                 1,021          1,747
UNILEVER N V                    N Y SHS NEW     904784709  3102      98,927             Sole                28,257         70,670
UNITED TECHNOLOGIES CORP            COM         913017109  1381      16,313             Sole                16,000            313
VERIZON COMMUNICATIONS INC          COM         92343V104   217       5,640             Sole                     0          5,640
VIRGIN MEDIA INC                    COM         92769L101  5061     182,100             Sole                40,250        141,850

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